Loans and allowance for credit losses - Deferrals Program (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding loans balance	$ 202,517
% of Loans	2.90%
Commercial and industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding loans balance	$ 7,118
% of Loans	0.50%
Construction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding loans balance	$ 1,918
% of Loans	0.20%
Residential real estate | 1-to-4 family mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding loans balance	$ 19,201
% of Loans	1.80%
Residential real estate | Residential line of credit
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding loans balance	$ 204
% of Loans	0.00%
Residential real estate | Multi-family mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding loans balance	$ 3,305
% of Loans	1.90%
Commercial real estate | Owner occupied
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding loans balance	$ 19,815
% of Loans	2.10%
Commercial real estate | Non-owner occupied
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding loans balance	$ 139,590
% of Loans	8.70%
Consumer and other
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding loans balance	$ 11,366
% of Loans	3.60%